Equity-Based Compensation - Narrative (Details) $ / shares in Units, $ in Millions					1 Months Ended			3 Months Ended						5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 08, 2020 USD ($) $ / shares shares	Mar. 31, 2020	Mar. 12, 2018 shares	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) grantee shares	Jun. 30, 2019 shares	Sep. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($) shares	Jun. 30, 2019 USD ($) shares	Mar. 31, 2019 USD ($)	Jun. 07, 2020	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	May 27, 2020 shares	Nov. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental grant date fair value | $		$ 4.0
Award vesting period															4 years
Compensation costs | $								$ 28.4			$ 5.5				$ 104.2	$ 17.1
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount | $								134.5							134.5
Cash distributions | $															$ 9.9	$ 16.5
Grants with accelerated vesting (in shares)															4
Expense attributable to service period already elapsed | $								$ 28.4		$ 11.3	$ 5.5	$ 5.9	$ 5.6
DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period														2 years			4 years
Compensation costs | $																	$ 25.1	$ 32.7
Cash distributions | $																	16.5	93.4
Expense attributable to service period already elapsed | $																	$ 25.1	$ 32.7
Class A common stock | IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Public offering price (in dollars per share) | $ / shares		$ 21.00
2020 Omnibus Incentive Plan | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units authorized (in shares)																			18,650,000
2020 Omnibus Incentive Plan | Class A common stock | Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase to authorized plan shares based on stock outstanding, percentage	5.00%
Pre-IPO Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period														4 years
Pre-IPO Awards | DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period														4 years
Pre-IPO Awards | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period														2 years
Award vesting percentage														50.00%
Pre-IPO Awards | Tranche one | DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period														2 years
Award vesting percentage														50.00%
Pre-IPO Awards | Tranche two | DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage														50.00%
Post-IPO Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					4 years
Post-IPO Awards | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage					25.00%
Post-IPO Awards | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage					6.25%
Class A Common Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued in conversion (in shares)		576,708													576,708
HoldCo Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued in conversion (in shares)		1,325,330													1,332,239
Number of units vested (in shares)															68,587
Number of units not yet vested (in shares)						0		1,250,879							1,250,879		0
Unrecognized equity-based compensation cost, excluding options | $								$ 8.1							$ 8.1
Class P Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)															642,500	10,831,275
Shares converted (in shares)		1,950,930													1,950,930	0
Number of units vested (in shares)															5,078,777	0
Number of units not yet vested (in shares)						16,893,603		10,075,431			14,976,591				10,075,431	14,976,591	16,893,603	5,716,467
Unrecognized equity-based compensation cost, excluding options | $								$ 26.9							$ 26.9
Class P Units | DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs | $																	$ 11.1	$ 1.5
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount | $						$ 53.8											$ 53.8
Granted (in shares)																	13,310,663
Number of units vested (in shares)																	280,563
Number of units not yet vested (in shares)						16,893,603											16,893,603	5,716,467
HSKB Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting condition (more than) (as a percent)																				90.00%
Number of grantees affected | grantee						142
Increase in unrecognized equity-based compensation cost | $						$ 88.4
Amount allocated to be paid if holder of grant remains employed | $					$ 5.3			12.2	$ 5.3						12.2			$ 31.3
Employment period			4 years										3 years
Cash distributions | $													$ 21.8		11.3
HSKB Incentive Units | DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs | $																	$ 14.0	31.2
Performance vesting condition (more than) (as a percent)																				90.00%
Number of grantees affected | grantee						142
Increase in unrecognized equity-based compensation cost | $						$ 88.4
Amount allocated to be paid if holder of grant remains employed | $																		$ 31.3
Employment period																		3 years
Cash distributions | $													$ 14.8					$ 21.8
Unrecognized equity-based compensation cost, excluding options | $						$ 166.4											166.4
HSKB Incentive Units | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						2 years
Award vesting percentage						50.00%
HSKB Incentive Units | Tranche one | DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						2 years
Award vesting percentage						50.00%
HSKB II Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs | $									$ 57.6
Unrecognized equity-based compensation cost, excluding options | $								$ 5.0							$ 5.0
HSKB II Phantom Units | DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized equity-based compensation cost, excluding options | $						$ 5.0											$ 5.0
HSKB II Phantom Units | ZoomInfo OpCo and HSKB 2019 Phantom Unit Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period to settle awards						30 days
HSKB II Phantom Units | ZoomInfo OpCo and HSKB 2019 Phantom Unit Plans | Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Economic equivalent of Unit (in shares)															1
OpCo Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares converted (in shares)															6,909	0
Number of units vested (in shares)															162,218	118,867
Number of units not yet vested (in shares)						228,819		0			228,819				0	228,819	228,819	441,681
OpCo Units | DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs | $																	$ 0.3
Granted (in shares)																	0
Number of units vested (in shares)																	118,867
Number of units not yet vested (in shares)						228,819											228,819	441,681
DOH Phantom Units | DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units authorized (in shares)							7,500,000					7,500,000
Award vesting period							4 years
Granted (in shares)																	0
Class C units | DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares converted (in shares)				82,735
Common units | DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued in conversion (in shares)				1,745,723
Number of units vested (in shares)				1,304,043
Class 1 Unit [Member] | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Economic equivalent of Unit (in shares)															1